Schedule of Other Income (Details) - AUD ($)		3 Months Ended		6 Months Ended		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Other Income
Gain on forgiveness of payables	[1]					$ 670,782
Other income		$ 31,155	$ 41,173	$ 63,529	$ 42,827	37,129	48,273
Total other income		$ 31,155	$ 41,173	$ 63,529	$ 42,827	$ 707,911	$ 48,273

[1]	Includes forgiveness of legal fees of AUD$383,425 (Note 31), printer fees of $AUD126,482, and consultant fees of AUD$160,875.